INVENTORIES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Inventories	$ 60,444	$ 68,659
Gross value | Mobile handsets and others
INVENTORIES
Subtotal	68,228	71,636
Impairment allowance
INVENTORIES
Allowance for obsolescence of inventories	$ (7,784)	$ (2,977)	$ (3,323)